Property & Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net consisted of the following (in thousands):

	June 30, 2021	December 31, 2020
Leasehold improvements	$8,686	$5,477
Kitchen equipment and other equipment	1,557	1,548
Computers and office equipment	456	208
Furniture & fixtures	1,117	792
Vehicles	28	27

	11,844	8,052

Less: Accumulated depreciation	(703)	(48)

Property and equipment – net	$11,141	$8,004

Property and equipment consisted of the following (in thousands):

	Successor 2020	Predecessor 2019
Leasehold improvements	$5,477	$5,724
Machinery & equipment	1,360	2,821
Computer equipment	208	560
Furniture & fixtures	792	1,278
Vehicles	215	50

	8,052	10,433

Less: Accumulated depreciation and amortization	(48)	(4,132)

Property and equipment – net	$8,004	$6,301